REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Awards
Outstanding awards at beginning of period (in shares)	2,391,401	2,081,545
Granted (in shares)	442,830	429,538
Shares issued for options exercises (in shares)	(160,090)	(22,322)
Awards cancelled/forfeited (in shares)	(235,121)	(97,360)
Outstanding awards at end of period (in shares)	2,439,020	2,391,401
Awards vested and exercisable (in shares)	1,745,376	1,678,842
Awards vested and unvested exercisable (in shares)	1,745,376	1,678,842
Awards vested and expected to vest (in shares)	2,386,417	2,327,518
Weighted Average Exercise Price
Weighted average exercise price of awards outstanding at beginning of period (in USD per share)	$ 1.59	$ 1.66
Weighted average exercise price of awards granted (in USD per share)	1.34	1.31
Weighted average exercise price of awards exercised/released (in USD per share)	1.84	1.60
Weighted average exercise price of awards cancelled/forfeited (in USD per share)	1.63	1.70
Weighted average exercise price of awards outstanding at end of period (in USD per share)	1.56	1.59
Weighted average exercise price of awards vested and exercisable (in USD per share)	1.63	1.66
Weighted average exercise price of awards vested and unvested exercisable (in USD per share)	1.63	1.66
Weighted average exercise price of awards vested and expected to vest (in USD per share)	1.57	1.60
Weighted average share price on date of exercise (in USD per share)	11.09	1.60
Weighted Average Fair Value
Weighted average fair value of awards outstanding at beginning of period (in USD per share)	0.76	0.79
Grant date fair value of options granted (in USD per share)	0.72	0.61
Weighted average fair value of awards exercised/released (in USD per share)	0.98	0.83
Weighted average fair value of awards cancelled/forfeited (in USD per share)	0.76	0.83
Weighted average fair value of awards outstanding at end of period (in USD per share)	0.76	0.76
Weighted average fair value of awards vested and exercisable (in USD per share)	0.78	0.80
Weighted average fair value of awards vested and unvested exercisable (in USD per share)	0.78	0.80
Weighted average fair value of awards vested and expected to vest (in USD per share)	$ 0.76	$ 0.76
Weighted Average Remaining Contractual Life (Years)
Outstanding, end of period	8 years 2 months 12 days	8 years 9 months 18 days
Vested and exercisable, end of the period	7 years 10 months 24 days	8 years 7 months 6 days
Vested and unvested exercisable, end of the period	7 years 10 months 24 days	8 years 7 months 6 days
Vested and expected to vest, end of the period	8 years 2 months 12 days	8 years 9 months 18 days
Aggregate Intrinsic Value
Aggregate intrinsic value of awards outstanding at beginning of period	$ 0	$ 0
Aggregate intrinsic value of awards granted	4,959,936	0
Aggregate intrinsic value of awards exercised/released	1,481,566	0
Aggregate intrinsic value of awards cancelled/forfeited	2,886,236	0
Aggregate intrinsic value of awards outstanding at end of period	32,894,214	0
Aggregate intrinsic value of awards vested and exercisable	23,427,716	0
Aggregate intrinsic value of awards vested and unvested exercisable	23,427,716	0
Aggregate intrinsic value of awards vested and expected to vest	$ 32,174,927	$ 0